PGIM Jennison International Opportunities Fund
Schedule of Investments as of July 31, 2021 (unaudited)
Description	Shares	Value
Long-Term Investments 96.5%
Common Stocks 92.1%
Argentina 4.9%
MercadoLibre, Inc.*	161,844	$253,884,683
Canada 5.3%
Shopify, Inc. (Class A Stock)*	183,391	275,073,663
China 4.3%
Contemporary Amperex Technology Co. Ltd. (Class A Stock)	1,362,962	117,040,902
Wuxi Biologics Cayman, Inc., 144A*	7,108,280	108,732,094
		225,772,996
France 19.7%
Dassault Systemes SE	2,648,239	146,493,227
Hermes International	71,498	109,295,859
Kering SA	168,412	151,009,470
L’Oreal SA	369,149	169,003,332
LVMH Moet Hennessy Louis Vuitton SE	300,024	239,606,506
Pernod Ricard SA	592,316	130,744,169
Remy Cointreau SA*	371,192	81,625,055
		1,027,777,618
Germany 1.9%
BioNTech SE, ADR*	307,368	100,924,283
Hong Kong 3.3%
Techtronic Industries Co. Ltd.	9,584,896	171,832,461
Israel 3.1%
Wix.com Ltd.*	542,128	161,901,106
Italy 4.5%
Brunello Cucinelli SpA*	1,440,622	89,243,966
Ferrari NV	666,488	145,832,744
		235,076,710
Japan 5.5%
GMO Payment Gateway, Inc.	629,571	81,282,952
Keyence Corp.	223,764	124,617,006
Menicon Co. Ltd.	1,102,947	80,560,124
		286,460,082

PGIM Jennison International Opportunities Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Luxembourg 2.3%
Eurofins Scientific SE	1,014,417	$121,374,365
Netherlands 11.9%
Adyen NV, 144A*	130,187	354,227,615
Argenx SE, ADR*	276,328	84,122,533
ASML Holding NV	236,545	180,921,382
		619,271,530
Sweden 1.9%
Evolution AB, 144A	568,720	99,343,394
Switzerland 7.7%
Alcon, Inc.	437,892	31,870,759
Givaudan SA	27,467	137,264,432
Lonza Group AG	85,207	66,363,108
Straumann Holding AG	90,962	168,891,815
		404,390,114
Taiwan 8.6%
Sea Ltd., ADR*	951,138	262,666,270
Taiwan Semiconductor Manufacturing Co. Ltd., ADR(a)	1,572,919	183,465,272
		446,131,542
United Kingdom 2.6%
Ashtead Group PLC	1,794,921	134,228,536
United States 3.8%
Atlassian Corp. PLC (Class A Stock)*	604,567	196,556,823
Uruguay 0.8%
Dlocal Ltd.*	977,384	44,119,114

Total Common Stocks (cost $3,324,264,969)		4,804,119,020

PGIM Jennison International Opportunities Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description		Shares		Value
Preferred Stock 4.4%
Germany
Sartorius AG (PRFC) (cost $122,490,280)			374,628	$226,731,396

Total Long-Term Investments (cost $3,446,755,249)				5,030,850,416
Short-Term Investments 3.4%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	177,133,331	177,133,331
PGIM Institutional Money Market Fund (cost $1,022,219; includes $1,018,249 of cash collateral for securities on loan)(b)(wa)	1,025,453	1,024,837

Total Short-Term Investments (cost $178,155,550)				178,158,168

TOTAL INVESTMENTS 99.9% (cost $3,624,910,799)				5,209,008,584
Other assets in excess of liabilities 0.1%				7,011,753

Net Assets 100.0%				$5,216,020,337

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
PRFC—Preference Shares

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,003,104; cash collateral of $1,018,249 (included in liabilities) was received with which the Series purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Series may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Series, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
Other information regarding the Series is available in the Series’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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